N-2	Sep. 30, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001996211
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Inv Company Type	N-2
Securities Act File Number	333-274892
Investment Company Act File Number	811-23906
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	3
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	3
Entity Registrant Name	Connetic Venture Capital Access Fund
Entity Address, Address Line One	910 Madison Avenue
Entity Address, City or Town	Covington
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	41011
City Area Code	800
Local Phone Number	711-9164
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Delayed or Continuous Offering	true
Effective when Declared, Section 8(c)	true
Registered Closed-End Fund [Flag]	true
Interval Fund [Flag]	true
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Maximum Sales Load (as a percentage of offering price)	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)[1]	2.00%

Sales Load [Percent]	0.00%
Underwriters Compensation [Percent]	2.00%	[1]
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of average net assets attributable to Shares)
Management Fees	1.90%
Shareholder Services Fee	0.15%
Other Expenses[2]	1.00%
Acquired Fund Fees and Expenses[3]	0.03%
Total Annual Fund Operating Expenses	3.08%
Less Fee Waiver and/or Expense Limitation[4]	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	2.83%

(1)	A 2.00% early repurchase fee payable to the Fund applies to Shares tendered to and repurchased by the Fund within the first 365 days the shareholder held the shares. Shares held for over 365 days are not subject to any repurchase fee.

(2)	Other expenses are based on estimated amounts for the Fund’s first fiscal year and include, but are not limited to, all initial and ongoing Fund offering expenses, valuation, custody, transfer agency and administration, accounting, legal, and auditing fees of the Fund for its first fiscal year.

(3)	The Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct Operating Expenses incurred by the Fund. The Acquired Fund Fees and Expenses are estimated for the Fund’s first fiscal year.

(4)	The Adviser has contractually agreed to waive its management fee and reimburse Fund expenses to the extent necessary so that the Fund’s total annual Operating Expenses (which exclude any taxes, interest, shareholder services fees pursuant to a shareholder services plan, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) do not exceed 2.65% of the Fund’s average daily net assets attributable to Class I Shares. The Adviser is entitled to seek reimbursement from the Fund of management fees waived and Fund expenses paid or reimbursed by the Adviser for a period ending three years after such waiver, payment, or reimbursement, provided the repayments do not cause the Fund’s Operating Expenses to exceed the expense limitation in place at the time the management fees were waived and the Fund expenses were paid or reimbursed, or any expense limitation in place at the time the Fund would repay the Adviser, whichever is lower. Unless the Board approves its earlier termination, this contractual expense limitation will remain in effect through September 30, 2025.

Management Fees [Percent]	1.90%
Distribution/Servicing Fees [Percent]	0.15%
Acquired Fund Fees and Expenses [Percent]	0.03%	[2]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.00%	[3]
Total Annual Expenses [Percent]	3.08%
Waivers and Reimbursements of Fees [Percent]	(0.25%)	[4]
Net Expense over Assets [Percent]	2.83%	[4]
Expense Example [Table Text Block]

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. Each example assumes that you invest $1,000 in the Fund’s Shares, that your investment has a 5% annual return, and that all Fund dividends and distributions are reinvested in the Fund at NAV. Each example also assumes that the Fund’s Operating Expenses (as described and estimated above) remain the same, except that (i) each example considers the expense waiver and reimbursement described above through September 30, 2025, and (ii) each example reflects the reduction of Operating Expenses upon completion of recognition of organization and initial offering expenses.

Although your actual costs may be higher or lower, based on these assumptions and assuming you hold all of your Shares at the end of each period, your costs would be:

1 Year	3 Years	5 Years	10 Years
$29	$93	$159	$338

If, at the end of each period, your Shares are repurchased in full by the Fund, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$93	$159	$338

These examples should not be considered representations of the Fund’s future expenses, and the Fund’s actual expenses may be greater or less than those shown. While the examples assume a 5% annual return, as the SEC requires, the Fund’s performance will vary and may result in an annual return greater or less than 5%.

For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Management – Investment Adviser and Management Contract” and “Fund Expenses.”

Expense Example, Year 01	$ 29
Expense Example, Years 1 to 3	93
Expense Example, Years 1 to 5	159
Expense Example, Years 1 to 10	$ 338
Purpose of Fee Table , Note [Text Block]

The Summary of Fund Fees and Expenses Table describes the fees and expenses you may pay if you buy and hold Shares. You may pay other fees, such as brokerage commissions and other fees, to financial intermediaries, which are not reflected in the table and example below. More information about management fees, fee waivers, and other expenses is available in “Fund Management” starting on page 34 of this prospectus.

Basis of Transaction Fees, Note [Text Block]	(as a percentage of offering price)
Acquired Fund Fees and Expenses, Note [Text Block]	The Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct Operating Expenses incurred by the Fund. The Acquired Fund Fees and Expenses are estimated for the Fund’s first fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective, Strategies, and Policies

The Fund’s investment objective is to generate long-term capital appreciation primarily through an actively managed, diverse portfolio that exposes investors to private venture capital investments.

The Fund is intended to offer all investors an opportunity to gain exposure to a broad range of venture capital investment opportunities typically only available to institutional investors and high-net-worth individuals.

Investment Strategy

To achieve its investment objective, the Fund will primarily invest in the equity securities of Portfolio Companies.

Under normal circumstances, the Fund intends to invest at least 80% of its assets (net assets plus borrowings for investment purposes) in securities that provide exposure to private venture capital investments. Venture capital is characterized by equity investments in early- through growth-stage startup companies with high growth potential, often in the technology sectors. Companies financed by venture capital do not have positive cash flow at the time of investment. They may require several rounds of financing before the company can be sold privately or taken public. Traditionally, venture capital investments have come from accredited “angel” investors or venture capital firms, where accredited investors and institutions pool capital into a professionally managed fund that diversifies invested capital across a portfolio of companies. These venture capital funds are often privately offered and limited to institutions and high-net-worth individuals.  The Fund seeks to provide retail investors with exposure to these investments. The Fund’s 80% investment policy is not fundamental and may be changed by the Board without shareholder approval upon at least a 60-day written notice to shareholders.

The Adviser expects to also use various sources to identify Portfolio Companies. These sources are expected to include scout networks and unaffiliated venture capital investors with whom it has established relationships.

“Scout networks” in the venture capital context refer to individuals or organizations in which a venture capital firm engages in sourcing and identifying promising startup companies for potential investment. These scouts are usually well-connected industry insiders, successful entrepreneurs, or investors with a good eye for identifying early-stage companies with high potential. They operate as extended arms of a venture capital firm, leveraging their networks and expertise to discover and recommend investment opportunities that the firm might not find through its typical channels.

The Fund identifies potential investment opportunities through various channels, including partnerships with unaffiliated venture capital investors. These connections provide access to a diverse range of companies seeking investment or offering shares for sale outside public exchanges, often called the secondary market. Investing through these networks can present unique risks. For instance, there may be certain restrictions on the transferability of these private shares, or less information might be available about the company than a public offering. Additionally, the pricing in the secondary market might not fully reflect the company’s current value due to changes in market conditions or internal company factors that have occurred since the shares were last valued. The Fund exercises thorough due diligence to mitigate these risks before acquiring any interests. This includes in-depth legal review, financial analysis, and, where possible, direct discussions with company management.

Although the Fund may use scout networks and other channels to source deals, it uses proprietary technology, Wendal and TeamPrint, to automate due diligence and create a level playing field for founders of potential Portfolio Companies to be considered for investment by the Fund.  The Adviser has built proprietary in-house software, Wendal, that analyzes a potential Portfolio Company and its team members. It then provides what the Adviser believes are unbiased recommendations on which potential Portfolio Companies are appropriate for investment consideration. Wendal is designed to be unbiased in that the information it gathers gets a consistent response from people regardless of gender, race, or age. The technology has been tested for fairness in its assessments across gender, race, and age in a study conducted by a third-party industrial psychology consulting firm. In addition to Wendal, the Adviser also has a proprietary behavioral assessment, TeamPrint, that analyzes entrepreneurial traits, has been validated for accuracy and reliability, and does not create an adverse impact across marginalized groups. Wendal and TeamPrint were developed internally by the Adviser and its affiliates over the last four years to be used in the due diligence process of selecting Portfolio Companies. The Adviser also had input from an external development company and an industrial psychology consulting company in developing Wendal and TeamPrint. The Adviser has a team of data scientists and researchers that work on data integrity and apply various data science and machine learning techniques to flag or eliminate potential “noise” in the system. The Adviser documents its processes and provides technical manuals to support interpretability and explainability for the Wendal and the TeamPrint assessment.

Wendal is an online, web-based platform where principals of companies who would like to be considered for investment by the Fund apply for consideration. The application includes information about more than 100 variables regarding the company and its leadership, and TeamPrint is used for one type of assessment within the Wendal platform that groups individuals into four personality profiles used in industrial psychology (e.g., leadership, patience, extroversion, and attention to detail). The variables include financial data, factual data (e.g., entity type such as LLC vs corporation), and personality trait data. Wendal then provides each potential Portfolio Company a score and corresponding star rating, which the Adviser uses to sort and prioritize investment opportunities; however, Wendal does not do specific due diligence on the viability of the business idea of a Portfolio Company. The portfolio management team does that analysis as part of the next step in the investment process.

Wendal collects various data inputs, including behavioral profiles and psychological factors on the principals and team, as well as financial and company metrics that allow Wendal to assess company performance and generate a score and corresponding star rating. The behavioral profiles and psychology factors are assessed through questions on the application designed to elicit responses that can be analyzed from an industrial psychology perspective to assess the strengths and weaknesses of a management team. The financial and company metrics include revenue, growth rates, capital raised, and ownership structure.

Wendal is designed to be unbiased in that the information it gathers gets a consistent response from people regardless of gender, race, or age. The technology has been tested for fairness in its assessments across gender, race, and age in a study conducted by a third-party industrial psychology consulting firm. In industrial psychology, accuracy and reliability are assessed by the consistency of measurement. The Adviser followed an industry accepted structured process for establishing scale development to obtain internal consistencies among factors analyzed by TeamPrint. According to the industrial psychology consulting company that was used in the development of TeamPrint and a host of other experts, an adequate level of alpha for assessments is 0.70 or above, the coefficient alpha for each of our four main factors were Leadership (0.92), Social (0.88), Technical (0.84), and Reaction (0.79) where each factor produces more than adequate levels of internal reliability.

Two important limitations of the technology are that Wendal requires startups to apply before it can conduct any analysis, so the pool of potential Portfolio Companies from this source is self-nominated. In addition, Wendal does not do specific due diligence on the viability of the business idea of a Portfolio Company. We believe that our investment team and their deep industry experience complement Wendal’s behavioral science and company health due diligence and use their experience to assess the business idea of a Portfolio Company and determine whether to invest in a particular Portfolio Company.

After identifying potential Portfolio Companies, the Adviser performs more traditional due diligence to assess whether to invest in a particular Portfolio Company. During this due diligence, the Adviser reviews the qualified deals and considers the potential investment’s business model and go-to-market strategy, collected and analyzed data through the Wendal submission, and corporate governance-related topics. As investment opportunities are analyzed, the Adviser seeks to evaluate the terms of the investment about historical benchmarks, current information from the Adviser’s existing venture capital portfolio, and against each other. This comparative analysis can provide insight into the specific investments that offer the greatest value at different points in time in the various segments of the venture capital market. Once the Adviser has conducted the full due diligence process, the Adviser decides whether the Fund should be invested.

For liquidity management or in connection with the implementation of changes in asset allocation or when identifying private investments for the Fund during periods of large cash inflows (such as upon the Fund’s launch) or otherwise for temporary defensive purposes, the Fund may hold a substantial portion of its assets in cash or cash equivalents, U.S. government securities, publicly-traded equity securities, and exchange-traded funds.

The Fund’s long-term goal is to primarily make direct and unbiased investments in select Portfolio Companies where it would invest in a privately negotiated stake in the equity of the Portfolio Company. The Fund will seek to invest primarily in Portfolio Companies with headquarters in North America (United States, Canada, and Mexico) and varying industries. The Fund concentrates its investments in the Technology industry and will also be focused on the consumer products sector and target early-stage companies and other private venture-backed companies. The allocation of the Fund’s assets to different strategies and regions will depend on the maturity and depth of the venture-backed market in the applicable strategy or region. The Fund’s initial investments in Portfolio Companies may be at the pre-seed stage (typically at idea inception) but at the seed stage (typically to fund product development and start-up costs) and will have the option for follow-on investments. In almost all cases, the Fund expects to be a minority investor when investing in Portfolio Companies and will not have the ability to control or influence the operations of such Portfolio Companies, nor will it have the right to remove the managers thereof. Rather, the Fund will rely on such companies’ existing management and boards of directors. The Fund’s initial investments are expected to typically be between $250,000 and $1 million. The Fund will concentrate (invest at least 25% of its assets) its investments in the technology industry. The Fund may also be focused on certain sectors from time to time, including the consumer discretionary sector, which the Adviser defines as companies that make goods or services that are considered non-essential by consumers but desirable if their available income is sufficient to purchase them (such as non-essential food and beverage like cold brew coffee). The Fund anticipates 10-15% of Fund assets to be allocated to the consumer discretionary sector. For investments in Portfolio Companies, the Fund expects to hold these investments until a liquidity event concerning the Portfolio Company occurs, such as an initial public offering or a merger or acquisition transaction. However, we may determine to continue to hold the securities of a Portfolio Company after a liquidity event or may sell such securities before a liquidity event.

Risk Factors [Table Text Block]

Risks

Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or lose part or all of your investment. Therefore, you should consider carefully the following principal risks before investing in the Fund. The risks described below are not intended to be a complete enumeration or explanation of all the risks involved in an investment in the Fund and the Shares. Prospective investors should read this entire Prospectus and consult with their advisers before deciding whether to invest in the Fund. The Shares are speculative and illiquid securities involving substantial risk of loss. An investment in the Fund is appropriate only for those investors who do not require a liquid investment, for whom an investment in the Fund does not constitute a complete investment program, and who fully understand and can assume the risks of an investment in the Fund.

Risk Related to Our Business and Structure

Closed-End Fund; Limited Liquidity of Shares; Repurchase Offers Risks. The Fund is a diversified, closed-end management investment company designed for long-term investors. The Fund is neither a liquid investment nor a trading vehicle. You should not invest in the Fund if you need a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares daily.

The Fund’s Shares are not listed for trading on any securities exchange and are not publicly traded. There is currently no secondary market for the Shares, and you should not rely on any secondary market developing for the Shares. Shares are subject to substantial restrictions on transferability.

Although the Fund will be making quarterly offers to repurchase its Shares, each such offer is expected to be limited to no less than 5% of the Fund’s outstanding Shares); these offers may be oversubscribed, and there is no guarantee that you will be able to sell all of the Shares you desire in any quarterly repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro-rata basis. Shareholders must wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a repurchase offer. Some shareholders, in anticipation of a repurchase offer being oversubscribed and subject to proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. Such fluctuations may be exacerbated by currency fluctuations (to the extent the Fund invests in assets denominated in foreign currencies) and other developments. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders. Additionally, these repurchase offers may be suspended or postponed in certain instances. See “Share Repurchases.”

Quarterly repurchases by the Fund of its Shares typically will be funded from available cash. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. In addition, the Fund may be required to sell portfolio securities (including at inopportune times) to satisfy repurchase requests, resulting in increased transaction costs that the Fund and its shareholders must bear. The sale of Fund assets to satisfy repurchase requests may also result in higher short-term capital gains for taxable shareholders. Furthermore, a diminution in the Fund’s size may limit the Fund’s ability to participate in new investment opportunities or achieve its investment objective. If the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

Reliance on the Adviser. The Fund has no employees and instead depends on the investment expertise, skill, and network of business contacts of the Adviser. The Fund’s success depends to a significant extent on the continued service and coordination of the Adviser’s professionals. The departure of any of the Adviser’s professionals could adversely affect the Fund’s ability to achieve its investment objective.

The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, and monitor companies and investments that meet the Fund’s investment criteria. The Adviser’s capabilities in structuring the investment process and providing competent, attentive, and efficient services to the Fund depend on employing investment professionals in an adequate number and sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise, and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may be unable to find investment professionals promptly or at all. Failure to support the Fund’s investment process could adversely affect the Fund’s business, financial condition, and results of operations. The Adviser is not required to devote its full time to the business of the Fund, and there is no guarantee or requirement that any investment professional or other employee of the Adviser will allocate a substantial portion of their time to the Fund.

Use of Technology. Using technology like Wendal and TeamPrint may limit the pool of potential Portfolio Companies in that the analysis performed is only done on companies that apply. The accuracy and usefulness of Wendal and TeamPrint’s recommendations depend significantly on the quality of the data input. Incomplete, erroneous, or limited data could lead to incomplete analyses or incorrect recommendations, affecting the Fund’s decision-making process. The Adviser’s heavy reliance on Wendal and TeamPrint for screening potential investments may limit the Fund’s ability to adjust its strategies quickly in response to new information that the technologies do not incorporate. Like any digital platform, Wendal and TeamPrint face the risk of coding or logic errors that could affect functionality. Additionally, the risk of unauthorized access, malware, or other technological issues could disrupt the Adviser’s operations and lead to loss of proprietary information or negatively impact the Fund’s operations.

Algorithmic and Model Risk: Wendal and TeamPrint rely on algorithms and models that may contain inherent biases despite efforts to ensure neutrality, or they may not fully account for all the nuances in human behavior and market conditions. This could lead to over- or under-weighting certain factors in the investment selection process. Further, the relationships among data sets can evolve, resulting from market dynamics, economic factors, or changes in law or regulation. Such changes might render previous algorithms and assessments less effective, potentially leading to suboptimal investment decisions. The testing and validation of Wendal and TeamPrint are performed based on historical data and may not accurately predict future outcomes. There is a risk that the technologies might not perform as expected in different or changing market conditions.

Offering Risk. To the extent the Fund is not able to raise sufficient funds through the sale of Shares, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective, and an investor could lose some or all of the value of his or her investment in the Shares. In addition, because many of the Fund’s expenses are fixed, shareholders are expected to bear a larger proportionate share of Fund expenses if the Fund does not grow significantly.

Use of Proceeds. The Adviser has significant flexibility in applying the proceeds of the continuous offering of the Fund’s Shares and may use the net proceeds from this offering in ways you do not agree with. There is no assurance that the Adviser will be able to successfully use the proceeds of this offering within a practicable period. The Adviser will also use the proceeds of this offering to pay the Operating Expenses, including due diligence expenses of potential new investments, which are substantial. These Fund expenses will lower the Fund’s returns. In addition, there is no guarantee that the Fund’s offering of Shares will be successful or that the Fund’s expense ratio will decline in future years.

Although the Fund intends to invest the proceeds from the sale of the Shares offered hereby within three months of their receipt, such investments may be delayed if suitable investments are unavailable. Delays the Fund encounters in the selection, due diligence, and acquisition of investments would limit the Fund’s ability to pay distributions and lower overall returns.

Competition for Investment Opportunities Risk. The Fund will compete with other investment companies, investment funds (including private venture capital funds), and institutional investors in making private investments. Many of these competitors are substantially larger and have greater financial, technical, and marketing resources than the Fund. Some competitors may have a lower cost of capital and access to funding sources unavailable to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. The Fund may lose investment opportunities if it cannot match its competitors’ pricing, terms, and structure. Furthermore, many competitors are not registered investment companies and are, thus, not subject to the regulatory restrictions imposed by the Investment Company Act on the Fund. As a result of this competition, the Fund may be unable to pursue attractive private investment opportunities from time to time.

Investment funds that the Adviser (or an affiliate of the Adviser) may advise on in the future may invest in asset classes similar to those targeted by the Fund. As a result, the Adviser and/or its affiliates may face conflicts in allocating investment opportunities between the Fund and these other investment funds. For example, an investment opportunity suitable for multiple clients of the Adviser and its affiliates may not be shared among some or all such clients and affiliates due to the limited scale of the opportunity or other factors, including restrictions imposed by the Investment Company Act or the Fund. Should the Adviser (or an affiliate of the Adviser) advise other investment funds in the future that invest in asset classes similar to those targeted by the Fund, the Adviser intends to allocate investment opportunities to the Fund in a manner it deems to be fair and equitable over time. However, it is possible that over time, the Fund would not be able to participate in certain investments made by affiliated investment funds that it might otherwise have desired to participate in.

Potential Reliance on Projections. In selecting and monitoring Fund investments, the Adviser will occasionally rely upon projections, forecasts, or estimates developed by the Adviser or by a Portfolio Company in which the Fund is invested or is considering investing in the Portfolio Company’s future performance and cash flow. Projections, forecasts, and estimates are forward-looking statements based on certain assumptions. Actual events are difficult to predict and beyond the Fund’s control and may differ materially from those assumed. Some important factors that could cause actual results to differ materially from those in any forward-looking statements include changes in interest rates and domestic and foreign business, market, financial, or legal conditions, among others. Accordingly, there can be no assurance that estimated returns or projections can be realized or that actual returns or results for the Fund or its investments will not be materially lower than those estimated or targeted.

Affiliation Risk and Inability to Vote. The Fund may be precluded from investing in certain Portfolio Companies due to regulatory implications under the Investment Company Act or other laws, rules, or regulations or may be limited in the amount it can invest in the voting securities of a Portfolio Company in the size of the economic interest it can have in the company or fund, or the scope of influence it is permitted to have in respect of the management of the company or fund. Should the Fund be required to treat a Portfolio Company in which it has invested as an “affiliated person” under the Investment Company Act, it would impose various restrictions on the Fund’s dealings with the Portfolio Company. Moreover, these restrictions may arise due to investments by future clients of the Adviser or its affiliates in a Portfolio Company. These restrictions may be detrimental to the performance of the Fund compared to what it would be if these restrictions did not exist and could impact the universe of investable Portfolio Companies for the Fund. The fact that many Portfolio Companies may have a limited number of investors and a limited amount of outstanding equity heightens these risks.

The Fund may be able to avoid a Portfolio Company being deemed an “affiliated person” of the Fund by owning less than 5% of the voting securities of such Portfolio Company. To limit its voting interest in a Portfolio Company, the Fund may enter into contractual arrangements under which it irrevocably waives its rights (if any) to vote its interests in the Portfolio Company. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. These voting waiver arrangements may increase the ability of the Fund and other future clients of the Adviser to invest in certain Portfolio Companies. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Company, the Fund will not be able to vote on matters that require the approval of such Portfolio Company’s investors, including matters where the Fund is disadvantaged by its inability to vote.

There are, however, other statutory tests of affiliation (such as based on control) and, therefore, the prohibitions of the Investment Company Act concerning affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Company. If a Portfolio Company is deemed to be an “affiliated person” of the Fund, transactions between the Fund and such Portfolio Company may, among other things, potentially be subject to the prohibitions of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued and held on the Fund’s books at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, or human error. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. When market quotations are unavailable, the Adviser may price such investments under various methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential but may introduce significant variances in the ultimate valuation of the Fund’s investments. Technological issues and/or errors by pricing services or other third-party service providers may also impact the Fund’s ability to value its investments and the calculation of the Fund’s NAV.

When market quotations are not readily available or deemed inaccurate or unreliable, the Fund values its investments at fair value as determined in good faith under policies and procedures approved by the Board. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period, considering the asset's nature. Fair value pricing may require inherently subjective and inexact determinations about the value of a security or other asset. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets or that fair value pricing will reflect a price the Fund can obtain upon sale. The fair value determined for a security or other asset may be materially different from quoted or published prices, from the prices used by others for the same security or other asset, and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund realizes upon the disposal of such investments. Where market quotations are not readily available, valuation may require more research than more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

A substantial portion of the Fund’s assets are expected to consist of securities of private companies for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities, the status of their businesses, and financial conditions is often extremely limited, outdated, and difficult to confirm. The Fund values Such securities at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Adviser must consider all appropriate factors relevant to the value and all value indicators available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information to determine the price the Fund might expect to receive for the security upon its current sale. The issuer of the securities may often provide the most relevant information. Given the nature, timeliness, amount, and reliability of the issuer's information, fair valuations may become more difficult and uncertain as such information is unavailable or outdated.

The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by the Fund may trade with bid-offer spreads that may be significant. In addition, the Fund will hold privately placed securities for which no public market exists. There can be no guarantee that the Fund’s investments could be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes to cure a violation thereof.

The Fund’s NAV is a critical component in several operational matters, including the computation of advisory and services fees and determining the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer, and the number of Shares an investor will receive upon investing in the Fund. The Fund may need to liquidate certain investments, including illiquid investments, to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining shareholders to benefit shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage shareholders whose Shares were accepted for repurchase to benefit remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its NAV, see “Determination of Net Asset Value.”

Investment Dilution Risk. The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Declaration of Trust authorizes it to issue unlimited Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund expects to sell additional Shares or other classes of Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.

Legal, Litigation, and Regulatory Action Risk. The Fund, the Adviser, and their affiliates are subject to several unusual risks, including changing laws and regulations, developing interpretations of them, and increased scrutiny by regulators and law enforcement authorities. Regulatory frameworks governing artificial intelligence and automated decision-making are evolving. Changes in regulations could impact the Adviser’s use of Wendal and TeamPrint, necessitating modifications to these tools that could be costly or result in interruptions in their use. These risks and their potential consequences are often difficult or impossible to predict, avoid, or mitigate in advance and might make some investments unavailable to the Fund. The effect on the Fund, the Adviser, or any affiliate of any such legal risk, litigation, or regulatory action could be substantial and adverse. In addition, any litigation may consume substantial amounts of the Adviser’s time and attention. That time and the devotion of resources to litigation may, at times, be disproportionate to the amounts at stake.

General Market Conditions Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have disrupted the global markets, periods of reduced liquidity, and greater volatility. These volatile and often difficult global market conditions have episodically adversely affected the market values of equity and other securities. This volatility may continue, and conditions could deteriorate even further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration, or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Major public health issues, such as COVID-19, as well as natural disasters, armed conflicts, and terrorist attacks, have, at times, and may in the future, impact the Fund. The COVID-19 pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could adversely impact the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines, and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity, or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic, and capital markets environment, and future developments in these and other areas present uncertainty and risk concerning the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.

In early 2022, Russia commenced a military invasion of Ukraine. In response, countries worldwide, including the United States, have imposed sanctions against Russia on certain businesses and individuals, including, but not limited to, those in the banking, import, and export sectors. This invasion has led to, and for an unknown period, may continue to lead to, disruptions in local, regional, national, and global markets and economies. The invasion of Ukraine has caused and may continue to cause, political, social, and economic disruptions and uncertainties, as well as material increases in certain commodity prices that may affect the Fund’s business operations or the business operations of portfolio companies.

General fluctuations in the market prices of securities and interest rates may affect the value of portfolio investments or increase the risks associated with an investment in the Fund. There can be no assurances that conditions in the global financial markets will not change to the detriment of the Fund’s investments and investment strategy. The continuing negative impact on economic fundamentals and consumer and business confidence would likely further increase market volatility and reduce liquidity, both of which could adversely affect the access to capital, ability to utilize leverage, or overall performance of the Fund or one or more of its portfolio companies and these or similar events may affect the ability of the Fund to execute its investment strategy.

Failure of Financial Institutions and Sustained Financial Market Illiquidity. The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity or illiquidity at the clearing, cash management, and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Fund’s underlying investments have a commercial relationship could adversely affect, among other things, the Fund and/or the Fund’s underlying investments’ ability to pursue key strategic initiatives, including by affecting the Fund’s ability to borrow from financial institutions on favorable terms.

Cyber Security Risk. With the increased use of technologies like the Internet to conduct business, the Fund and its service providers are susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the Adviser or other Fund service providers (including, but not limited to, fund accountants, custodians, transfer agents, and administrators) and the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred to prevent any cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. As a result, the Fund or its shareholders could be negatively impacted.

Certain Fund service providers and third-party hosts, including the Fund’s Administrator, may process, store, and/or transmit information such as investors’ bank information, social security numbers, and other personally identifiable sensitive data that is submitted. The Fund has procedures and systems that it believes are reasonably designed to protect this sensitive information and prevent data losses and security breaches. However, these measures cannot provide absolute security. Any accidental or willful security breach or other unauthorized access could cause shareholders’ secure information to be stolen and used for criminal purposes, and shareholders would be subject to increased risk of fraud or identity theft. Because techniques used to obtain unauthorized access or sabotage systems change frequently and generally are not recognized until they are launched against a target, we, and the third-party hosting facilities we use may be unable to anticipate these techniques or implement adequate preventative measures. Any security breach, whether actual or perceived, could harm the Fund’s reputation, resulting in the potential loss of investors and adversely affecting the value of a shareholder’s investment in the Fund.

Opinions and Forward-Looking Statements May Not Be Correct. This Prospectus and the Fund’s marketing materials may contain many opinions and forward-looking statements about the direction and future performance of venture capital markets and venture capital secondaries and co-investment markets, the relative merits of various investment strategies and investment firms, and the capabilities and competitive strength of the Adviser and the Fund. These statements include predictions, statements of belief, and expectation and may include the use of qualitative terms such as “best-of-class,” “superior,” and “top-tier.” Investors should understand that such statements represent the current views of the Adviser or other third-party sources, that other market participants might have differing views, and that the actual events, including the actual future performance of the venture capital market and venture capital secondaries and co-investment markets and the Fund, could differ sharply from the opinions and forward-looking statements contained in the Fund’s Prospectus and marketing materials. Any such departures could materially affect the performance of the Fund. In addition, the Adviser has not independently verified any of the information provided by third-party sources and cannot ensure its accuracy. For all the reasons set above and others, prospective investors are cautioned not to rely on opinions, statements, and performance.

Risks Related to Fund Investments

Venture Capital Investing Risks. While venture capital investments offer the opportunity for significant gains, these investments also involve an extremely high degree of business and financial risk and can result in substantial losses. There generally will be little or no publicly available information regarding the status and prospects of Portfolio Companies. For example, Portfolio Companies will not be subject to SEC reporting requirements, will not be required to maintain accounting records in accordance with U.S. GAAP, and are generally not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition, and results of operations of the Portfolio Companies in which the Fund invests. Many investment decisions by the Adviser will depend upon the ability to obtain relevant information from non-public sources, and the Adviser may be required to make decisions without complete information or in reliance upon information provided by third parties that is impossible or impracticable to verify.

Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and the reduction or loss of the Fund’s investment. Portfolio Companies are also more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation, or termination of one or more of these persons could have a material adverse impact on a Portfolio Company and, in turn, on the Fund. At the time of the Fund’s investment, a Portfolio Company may lack one or more key attributes (e.g., proven technology, marketable product, complete management team, or strategic alliances) necessary for success. In most cases, investments will be long term and may require many years from the date of initial investment before disposition.

The marketability and value of each Portfolio Company investment will depend upon many factors beyond the Adviser’s control. Portfolio Companies may have substantial variations in operating results from period to period, face intense competition, and experience failures or substantial declines in value at any stage. The public market for startup and emerging growth companies is extremely volatile. Such volatility may adversely affect the development of Portfolio Companies, the ability of the Fund to dispose of investments and the value of investment securities on the date of sale or distribution by the Fund. In particular, the receptiveness of the public market to initial public offerings by the Fund’s Portfolio Companies may vary dramatically from period to period. An otherwise successful Portfolio Company may yield poor investment returns if it cannot consummate an initial public offering at the proper time. Even if a Portfolio Company effects a successful public offering, the Portfolio Company’s securities may be subject to contractual “lock-up,” securities law, or other restrictions, which may, for a material period, prevent the Fund from disposing of such securities. Similarly, the receptiveness of potential acquirers to the Fund’s Portfolio Companies will vary over time, and even if a Portfolio Company investment is disposed of via a merger, consolidation, or similar transaction, the Fund's stock, security, or other interests in the surviving entity may not be marketable. There can be no guarantee that any Portfolio Company investment will result in a liquidity event via public offering, merger, acquisition, or otherwise. The investments made by the Fund will be illiquid and difficult to value, and there will be little or no collateral to protect an investment once made.

Following its initial investment in a given Portfolio Company, the Fund may decide to provide additional funds to such portfolio company or may have the opportunity or otherwise need to increase its investment in a Portfolio Company. There is no assurance that the Fund will have the opportunity to make follow-on investments, will make follow-on investments, or will have sufficient available funds to make follow-on investments. Any decision by the Fund not to make follow-on investments or its inability to make such investments may have a substantial negative effect on a Portfolio Company in need of such additional capital or may result in a lost opportunity for the Fund to increase its participation in a successful operation.

Co-Investment Risk. It is anticipated that the Fund will co-invest in Portfolio Companies sourced by third-party investors unaffiliated with either the Fund or its affiliates, such as private venture capital funds. The Fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of the lead investor in the transaction. To the extent that the lead investor in such a co-investment opportunity assumes control of the management of the Portfolio Company, the Fund will be reliant not only upon the lead investor’s ability to research, analyze, negotiate, and monitor such investments but also on the lead investor’s ability to successfully oversee the operation of the company’s business. The Fund’s ability to dispose of such investments is typically severely limited because the securities are unregistered and illiquid and by contractual restrictions that may preclude the Fund from selling such investments. Often, the Fund may exit such investment only in a transaction, such as an initial public offering or sale of the company, on terms arranged by the lead investor. Such investments may be subject to additional valuation risk, as the Fund’s ability to accurately determine the fair value of the investment may depend upon the receipt of information from the lead investor. The valuation assigned to such an investment by applying the Fund’s valuation procedures may differ from the valuation assigned to that investment by other co-investors. In some cases, the Fund may pay fees such as placement fees, management fees, administrative fees, and/or performance fees to venture capital fund sponsors in connection with a co-investment transaction in which the Fund participates, which fees would be in addition to the fees charged to the Fund by the Adviser and would be indirectly borne by investors in the Fund.

Follow-On Investment Risk. The Fund’s investments in Portfolio Companies may require follow-on investments. The Fund may be required to provide follow-on funding for its Portfolio Companies or have the opportunity to make additional investments in such Portfolio Companies. There can be no assurance that the Fund will have sufficient funds to make such additional investments. Any decision by the Fund not to make follow-on investments or its inability to make them may have a negative impact on a Portfolio Company in need of such an investment, which could, in turn, have a negative effect on the Fund’s returns. To the extent the Fund does not participate in a follow-on investment (which may be due to a number of factors, including not having sufficient uncommitted capital reserves to make the investment or restrictions under the Investment Company Act), then the Fund’s interest in the Portfolio Company may be diluted or subordinated to the new capital being invested.

Private Company Risks. Investments in start-up and growth-stage private companies (Portfolio Companies) involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. The Fund may not be able to sell such investments when the Adviser deems it appropriate to do so because they are not publicly traded. As such, these investments are considered illiquid until a company’s public offering (which may never occur). They are often subject to additional contractual restrictions on resale following any public offering that may prevent the Fund from selling its shares of these companies for some time. Market conditions, developments within a company, investor perception, or regulatory decisions may adversely affect a late-stage Portfolio Company and delay or prevent such a company from offering its securities to the public. Even if a Portfolio Company does issue shares in an initial public offering, initial public offerings are risky and volatile. They may cause the value of the Fund’s investment to decrease significantly. In addition:

•	Complex Capital Structures. The types of private companies the Fund seeks to invest in frequently have much more complex capital structures than traditional publicly traded companies. They may have multiple classes of equity securities with differing rights, including rights concerning voting and distributions. In addition, it is often difficult to obtain information concerning private companies’ capital structures, and even where the Adviser can obtain such information, there can be no assurance that the information is complete or accurate. In certain cases, private companies may also have preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly when the Adviser has limited information concerning such capital structures. There can be no assurance that the Fund can adequately evaluate the relative risks and benefits of investing in a particular class of a Portfolio Company’s equity securities. Any failure on the Adviser’s part to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause the Fund to lose part or all of its investment, which in turn could have a material and adverse effect on the Fund’s performance.

•	Drag-Along Rights. The Portfolio Company securities the Fund acquires (or into which they are convertible) may be subject to drag-along rights, a standard term in a stock purchase agreement that permits a majority stockholder in a company to force minority stockholders to join in the sale of the company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force the Fund to liquidate its position in a Portfolio Company at a specified price, which could be, in the Adviser’s opinion, inadequate or undesirable or even below the cost at which the Fund acquired the investment. In this event, the Fund could realize a loss or fail to realize a gain in an amount the Adviser deems appropriate for the investment. Accordingly, the Fund may not be able to realize gains from its investments, and any gains it does realize on the disposition of any investments may not be sufficient to offset any other losses it experiences.

Concentration and Sector Focus Risks. The Fund will concentrate its investments in the technology industry and may focus its investments in securities of a particular sector, such as consumer discretionary. Economic, legislative, or regulatory developments may occur that significantly affect the industry or sector. This may cause the NAV to fluctuate more than that of a fund that does not focus on a particular industry or sector.

•	Technology. Technology companies, including information technology, software, and technology hardware and equipment companies, face intense competition, both domestically and internationally, which may have an adverse effect on a company’s profit margins. Technology companies may have limited product lines, markets, financial resources, or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, aggressive pricing, changes in demand, and competition to attract and retain the services of qualified personnel. Companies in the technology sector are heavily dependent on patents and other intellectual property rights. A technology company’s loss or impairment of these rights may adversely affect the company’s profitability. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. The technology sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors. Companies in the application software industry, in particular, may also be negatively affected by the risk that subscription renewal rates for their products and services decline or fluctuate, leading to declining revenues. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions, and other remediation costs. Companies in the computer software industry may also be affected by the availability and price of computer software technology components.

•	Consumer Discretionary. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics, and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Publicly Traded Equity Securities Risk. Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. Common stocks of companies that operate in certain sectors or industries tend to experience greater volatility than companies that operate in other sectors or industries or the broader equity markets. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. A common stock may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons that directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets, and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market, and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates as the cost of capital rises and borrowing costs increase. Common equity securities in which the Fund may invest are structurally subordinated to preferred stock, bonds, and other debt instruments in a company’s capital structure in terms of priority to corporate income and are, therefore, inherently more risky than preferred stock or debt instruments of such issuers.

Other Investment Companies Risks. To the extent that the Fund invests in these other investment companies, such as mutual funds, exchange-traded funds, and money market funds, there will be some duplication of expenses because the Fund will bear its pro rata portion of such funds’ management fees and operational expenses in addition to the Fund’s own management fees and operational expenses. There is no assurance that another investment company’s investment objectives will be achieved, and these investments can lose money. The other investment companies in which the Fund may invest are subject to investment advisory and other expenses, which the Fund will indirectly pay. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the other investment companies. Also, it may be higher than other funds that invest directly in securities. The other investment companies are subject to specific risks, depending on the nature of the specific other investment company. The Fund’s performance depends in part upon the performance of the other investment company managers and selected strategies, the adherence by such other investment company managers to such selected strategies, the instruments used by such other investment company managers, and the Adviser’s ability to select other investment company managers and strategies and effectively allocate Fund assets among them.

Certain money market funds that operate per Rule 2a-7 under the Investment Company Act float their NAV. In contrast, others seek to reserve the value of investments at a stable NAV (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed, and the Fund can lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). Shares of ETFs trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Accordingly, the price the Fund pays or receives concerning buying or selling an ETF’s shares may be higher or lower than the NAV of those shares.

Illiquid Investments and Restricted Securities Risk. The Fund may invest without limitation in illiquid or less liquid investments or investments for which no secondary market is readily available, or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. In recent years, The financial markets have experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. Some investments could be sold only at arbitrary prices and with substantial losses during such periods. Periods of such market dislocation may occur again at any time.

Restricted securities may not be sold to the public without an effective registration statement under the Securities Act, or that may be sold only in a privately negotiated transaction or under an exemption from registration. For example, Rule 144A under the Securities Act provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers, such as the Fund. However, an insufficient number of qualified institutional buyers interested in purchasing the Rule 144A-eligible securities that the Fund holds could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. When registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses and considerable time may pass before the Fund is permitted to sell a security under an effective registration statement. If adverse market conditions develop during this period, the Fund might obtain a less favorable price than the price that prevailed when the Fund decided to sell. The Fund may be unable to sell restricted and other illiquid investments at opportune times or prices.

Minority Investor Risks. The Fund expects in all cases to be a minority investor when investing in Portfolio Companies and will not have the ability to control or influence the operations of such Portfolio Companies, nor will it have the right to remove the managers thereof. Rather, Fund will rely on the existing management and boards of directors of such companies, which may include representatives of other unaffiliated investors whose interests may sometimes conflict with the Fund’s interests. The Fund could, therefore, be adversely affected by actions taken by management or any holders of a majority in interest of the Portfolio Companies in which it invests.

Non-U.S. Investments Risk. Non-U.S. securities involve certain factors not typically associated with investing in U.S. securities, including risks relating to: (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various foreign currencies in which foreign investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) inflation matters, including rapid fluctuations in inflation rates; (iii) differences between the U.S. and foreign securities markets, including potential price volatility in and relative liquidity of some foreign securities markets, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and the potential of less government supervision and regulation; (iv) economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; (v) the possible imposition of foreign taxes on income and gains recognized with respect to such securities; and (vi) difficulties in enforcing legal judgements in foreign courts.

Laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation, might not adversely affect an investment by the Fund.

In addition, settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations may also involve certain risks (such as delays in payment for or delivery of securities) not typically associated with settling U.S. investments. Communications between the United States and foreign countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities, and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines, or if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

Foreign Currency Risk. Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and, therefore, affect the value of securities denominated in such currencies, which means that the Fund’s NAV could decline due to changes in the exchange rates between foreign currencies and the U.S. dollar. It is also possible that the Fund’s NAV could decline due to currency fluctuations between the date of tender and the repurchase pricing date if the Fund has invested a portion of its portfolio in foreign markets. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on currency transferability, repatriation, or convertibility.

Secondary Investments Risks. The Fund may acquire interests in Portfolio Companies from third-party holders of these interests in secondary transactions (“Secondary Investments”). In many cases, the economic, financial, and other information available to and used by the Adviser in selecting and structuring Secondary Investments may have been prepared by the sponsor of the Secondary Investment, may be incomplete or unreliable, and/or may not be verifiable by the Adviser. The Fund will also not have the opportunity to negotiate the terms of Secondary Investments, including any special rights or privileges. Valuation of Secondary Investments may be difficult because there will be no established market for such interests. Moreover, the purchase price of Secondary Investments will be subject to negotiation with the sellers of such interests. It may, in certain cases, include the Fund’s assumption of certain contingent liabilities. The Fund's overall performance may depend in part on the accuracy of the information available to the Adviser, the acquisition price paid by the Fund for the Secondary Investments, the structure of such acquisitions, and the Fund’s ultimate exposure to any assumed liabilities.

The Fund may have the opportunity to acquire a portfolio of Secondary Investments from a seller on an “all or nothing” basis. Certain of the Secondary Investments in the portfolio may be less attractive than others, and certain of the sponsors of such Secondary Investments may be more familiar to the Fund than others or may be more experienced or highly regarded. In such cases, it may not be possible for the Fund to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal, or other reasons) less attractive.

When the Fund acquires an interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the investment and, subsequently, that investment recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such investment. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the investment, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks, including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Due Diligence Risk. The Adviser seeks to conduct reasonable and appropriate analysis and due diligence concerning investment opportunities. Due diligence may entail the evaluation of important and complex business, financial, tax, accounting, environmental, and legal issues. Outside consultants, legal advisors, accountants, investment banks, and other third parties may be involved in the due diligence process to varying degrees depending on the type of investment and the costs the Fund bears. The involvement of third-party advisors or consultants may present several risks primarily relating to the Adviser’s reduced control of the outsourced functions. In addition, if the Adviser cannot engage third-party providers promptly, its ability to evaluate and acquire more complex targets could be adversely affected.

When conducting due diligence and assessing an investment opportunity, the Adviser relies on available resources, including information provided by the management of Portfolio Companies and, in some circumstances, third-party investigations. When co-investing with other investors, the Adviser may rely on due diligence and information provided by co-investors. The Adviser’s due diligence process may not reveal all the facts that may be relevant in connection with an investment made by the Fund. In some cases, only limited information is available about a Portfolio Company in which the Adviser is considering an investment. There can be no assurance that the due diligence investigations undertaken by the Adviser will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating a particular investment opportunity, or that the Adviser’s due diligence will result in an investment being successful.

In the event of fraud by any Portfolio Company or its management or affiliates, the Fund may suffer a partial or total loss of capital invested in that Portfolio Company. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. An additional concern is the possibility of material misrepresentation or omission on the part of the Fund investment or the seller of a Secondary Investment. Such inaccuracy or incompleteness may adversely affect the value of that investment. The Fund will rely upon the accuracy and completeness of representations made by Portfolio Companies, and/or their current or former owners or management, in the due diligence process to the extent reasonable when it makes its investments but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

Expedited Transactions. The Adviser may sometimes be required to perform investment analyses and make investment decisions expeditiously to take advantage of certain investment opportunities. In such cases, the information available to the Adviser at the time of an investment decision may be limited and the Adviser may not have access to detailed information regarding the investment opportunity, in each case, to an extent that may not otherwise be the case had the Adviser been afforded more time to evaluate the investment opportunity. Therefore, no assurance can be given that the Adviser will know all circumstances that may adversely affect an investment.

Indemnification of Fund Investments, Managers and Others. The Fund may agree to indemnify certain of its investments and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of the particular company. Indemnification from the sellers of Secondary Investments may be required as a condition to purchasing such securities. If the Fund were required to make payments (or return distributions) for any such indemnity, the Fund could be materially adversely affected.

Closed-End Fund; Limited Liquidity of Shares; Repurchase Offers Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Fund; Limited Liquidity of Shares; Repurchase Offers Risks. The Fund is a diversified, closed-end management investment company designed for long-term investors. The Fund is neither a liquid investment nor a trading vehicle. You should not invest in the Fund if you need a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares daily.

The Fund’s Shares are not listed for trading on any securities exchange and are not publicly traded. There is currently no secondary market for the Shares, and you should not rely on any secondary market developing for the Shares. Shares are subject to substantial restrictions on transferability.

Although the Fund will be making quarterly offers to repurchase its Shares, each such offer is expected to be limited to no less than 5% of the Fund’s outstanding Shares); these offers may be oversubscribed, and there is no guarantee that you will be able to sell all of the Shares you desire in any quarterly repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro-rata basis. Shareholders must wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a repurchase offer. Some shareholders, in anticipation of a repurchase offer being oversubscribed and subject to proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. Such fluctuations may be exacerbated by currency fluctuations (to the extent the Fund invests in assets denominated in foreign currencies) and other developments. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders. Additionally, these repurchase offers may be suspended or postponed in certain instances. See “Share Repurchases.”

Quarterly repurchases by the Fund of its Shares typically will be funded from available cash. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. In addition, the Fund may be required to sell portfolio securities (including at inopportune times) to satisfy repurchase requests, resulting in increased transaction costs that the Fund and its shareholders must bear. The sale of Fund assets to satisfy repurchase requests may also result in higher short-term capital gains for taxable shareholders. Furthermore, a diminution in the Fund’s size may limit the Fund’s ability to participate in new investment opportunities or achieve its investment objective. If the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

Reliance on the Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on the Adviser. The Fund has no employees and instead depends on the investment expertise, skill, and network of business contacts of the Adviser. The Fund’s success depends to a significant extent on the continued service and coordination of the Adviser’s professionals. The departure of any of the Adviser’s professionals could adversely affect the Fund’s ability to achieve its investment objective.

The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, and monitor companies and investments that meet the Fund’s investment criteria. The Adviser’s capabilities in structuring the investment process and providing competent, attentive, and efficient services to the Fund depend on employing investment professionals in an adequate number and sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise, and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may be unable to find investment professionals promptly or at all. Failure to support the Fund’s investment process could adversely affect the Fund’s business, financial condition, and results of operations. The Adviser is not required to devote its full time to the business of the Fund, and there is no guarantee or requirement that any investment professional or other employee of the Adviser will allocate a substantial portion of their time to the Fund.

Use of Technology [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Technology. Using technology like Wendal and TeamPrint may limit the pool of potential Portfolio Companies in that the analysis performed is only done on companies that apply. The accuracy and usefulness of Wendal and TeamPrint’s recommendations depend significantly on the quality of the data input. Incomplete, erroneous, or limited data could lead to incomplete analyses or incorrect recommendations, affecting the Fund’s decision-making process. The Adviser’s heavy reliance on Wendal and TeamPrint for screening potential investments may limit the Fund’s ability to adjust its strategies quickly in response to new information that the technologies do not incorporate. Like any digital platform, Wendal and TeamPrint face the risk of coding or logic errors that could affect functionality. Additionally, the risk of unauthorized access, malware, or other technological issues could disrupt the Adviser’s operations and lead to loss of proprietary information or negatively impact the Fund’s operations.

Algorithmic and Model Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Algorithmic and Model Risk: Wendal and TeamPrint rely on algorithms and models that may contain inherent biases despite efforts to ensure neutrality, or they may not fully account for all the nuances in human behavior and market conditions. This could lead to over- or under-weighting certain factors in the investment selection process. Further, the relationships among data sets can evolve, resulting from market dynamics, economic factors, or changes in law or regulation. Such changes might render previous algorithms and assessments less effective, potentially leading to suboptimal investment decisions. The testing and validation of Wendal and TeamPrint are performed based on historical data and may not accurately predict future outcomes. There is a risk that the technologies might not perform as expected in different or changing market conditions.

Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Offering Risk. To the extent the Fund is not able to raise sufficient funds through the sale of Shares, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective, and an investor could lose some or all of the value of his or her investment in the Shares. In addition, because many of the Fund’s expenses are fixed, shareholders are expected to bear a larger proportionate share of Fund expenses if the Fund does not grow significantly.

Use of Proceeds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Proceeds. The Adviser has significant flexibility in applying the proceeds of the continuous offering of the Fund’s Shares and may use the net proceeds from this offering in ways you do not agree with. There is no assurance that the Adviser will be able to successfully use the proceeds of this offering within a practicable period. The Adviser will also use the proceeds of this offering to pay the Operating Expenses, including due diligence expenses of potential new investments, which are substantial. These Fund expenses will lower the Fund’s returns. In addition, there is no guarantee that the Fund’s offering of Shares will be successful or that the Fund’s expense ratio will decline in future years.

Although the Fund intends to invest the proceeds from the sale of the Shares offered hereby within three months of their receipt, such investments may be delayed if suitable investments are unavailable. Delays the Fund encounters in the selection, due diligence, and acquisition of investments would limit the Fund’s ability to pay distributions and lower overall returns.

Competition for Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for Investment Opportunities Risk. The Fund will compete with other investment companies, investment funds (including private venture capital funds), and institutional investors in making private investments. Many of these competitors are substantially larger and have greater financial, technical, and marketing resources than the Fund. Some competitors may have a lower cost of capital and access to funding sources unavailable to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. The Fund may lose investment opportunities if it cannot match its competitors’ pricing, terms, and structure. Furthermore, many competitors are not registered investment companies and are, thus, not subject to the regulatory restrictions imposed by the Investment Company Act on the Fund. As a result of this competition, the Fund may be unable to pursue attractive private investment opportunities from time to time.

Investment funds that the Adviser (or an affiliate of the Adviser) may advise on in the future may invest in asset classes similar to those targeted by the Fund. As a result, the Adviser and/or its affiliates may face conflicts in allocating investment opportunities between the Fund and these other investment funds. For example, an investment opportunity suitable for multiple clients of the Adviser and its affiliates may not be shared among some or all such clients and affiliates due to the limited scale of the opportunity or other factors, including restrictions imposed by the Investment Company Act or the Fund. Should the Adviser (or an affiliate of the Adviser) advise other investment funds in the future that invest in asset classes similar to those targeted by the Fund, the Adviser intends to allocate investment opportunities to the Fund in a manner it deems to be fair and equitable over time. However, it is possible that over time, the Fund would not be able to participate in certain investments made by affiliated investment funds that it might otherwise have desired to participate in.

Potential Reliance on Projections [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Reliance on Projections. In selecting and monitoring Fund investments, the Adviser will occasionally rely upon projections, forecasts, or estimates developed by the Adviser or by a Portfolio Company in which the Fund is invested or is considering investing in the Portfolio Company’s future performance and cash flow. Projections, forecasts, and estimates are forward-looking statements based on certain assumptions. Actual events are difficult to predict and beyond the Fund’s control and may differ materially from those assumed. Some important factors that could cause actual results to differ materially from those in any forward-looking statements include changes in interest rates and domestic and foreign business, market, financial, or legal conditions, among others. Accordingly, there can be no assurance that estimated returns or projections can be realized or that actual returns or results for the Fund or its investments will not be materially lower than those estimated or targeted.

Affiliation Risk and Inability to Vote [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Affiliation Risk and Inability to Vote. The Fund may be precluded from investing in certain Portfolio Companies due to regulatory implications under the Investment Company Act or other laws, rules, or regulations or may be limited in the amount it can invest in the voting securities of a Portfolio Company in the size of the economic interest it can have in the company or fund, or the scope of influence it is permitted to have in respect of the management of the company or fund. Should the Fund be required to treat a Portfolio Company in which it has invested as an “affiliated person” under the Investment Company Act, it would impose various restrictions on the Fund’s dealings with the Portfolio Company. Moreover, these restrictions may arise due to investments by future clients of the Adviser or its affiliates in a Portfolio Company. These restrictions may be detrimental to the performance of the Fund compared to what it would be if these restrictions did not exist and could impact the universe of investable Portfolio Companies for the Fund. The fact that many Portfolio Companies may have a limited number of investors and a limited amount of outstanding equity heightens these risks.

The Fund may be able to avoid a Portfolio Company being deemed an “affiliated person” of the Fund by owning less than 5% of the voting securities of such Portfolio Company. To limit its voting interest in a Portfolio Company, the Fund may enter into contractual arrangements under which it irrevocably waives its rights (if any) to vote its interests in the Portfolio Company. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. These voting waiver arrangements may increase the ability of the Fund and other future clients of the Adviser to invest in certain Portfolio Companies. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Company, the Fund will not be able to vote on matters that require the approval of such Portfolio Company’s investors, including matters where the Fund is disadvantaged by its inability to vote.

There are, however, other statutory tests of affiliation (such as based on control) and, therefore, the prohibitions of the Investment Company Act concerning affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Company. If a Portfolio Company is deemed to be an “affiliated person” of the Fund, transactions between the Fund and such Portfolio Company may, among other things, potentially be subject to the prohibitions of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued and held on the Fund’s books at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, or human error. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. When market quotations are unavailable, the Adviser may price such investments under various methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential but may introduce significant variances in the ultimate valuation of the Fund’s investments. Technological issues and/or errors by pricing services or other third-party service providers may also impact the Fund’s ability to value its investments and the calculation of the Fund’s NAV.

When market quotations are not readily available or deemed inaccurate or unreliable, the Fund values its investments at fair value as determined in good faith under policies and procedures approved by the Board. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period, considering the asset's nature. Fair value pricing may require inherently subjective and inexact determinations about the value of a security or other asset. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets or that fair value pricing will reflect a price the Fund can obtain upon sale. The fair value determined for a security or other asset may be materially different from quoted or published prices, from the prices used by others for the same security or other asset, and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund realizes upon the disposal of such investments. Where market quotations are not readily available, valuation may require more research than more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

A substantial portion of the Fund’s assets are expected to consist of securities of private companies for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities, the status of their businesses, and financial conditions is often extremely limited, outdated, and difficult to confirm. The Fund values Such securities at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Adviser must consider all appropriate factors relevant to the value and all value indicators available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information to determine the price the Fund might expect to receive for the security upon its current sale. The issuer of the securities may often provide the most relevant information. Given the nature, timeliness, amount, and reliability of the issuer's information, fair valuations may become more difficult and uncertain as such information is unavailable or outdated.

The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by the Fund may trade with bid-offer spreads that may be significant. In addition, the Fund will hold privately placed securities for which no public market exists. There can be no guarantee that the Fund’s investments could be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes to cure a violation thereof.

The Fund’s NAV is a critical component in several operational matters, including the computation of advisory and services fees and determining the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer, and the number of Shares an investor will receive upon investing in the Fund. The Fund may need to liquidate certain investments, including illiquid investments, to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining shareholders to benefit shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage shareholders whose Shares were accepted for repurchase to benefit remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its NAV, see “Determination of Net Asset Value.”

Investment Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Dilution Risk. The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Declaration of Trust authorizes it to issue unlimited Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund expects to sell additional Shares or other classes of Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.

Legal, Litigation, and Regulatory Action Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal, Litigation, and Regulatory Action Risk. The Fund, the Adviser, and their affiliates are subject to several unusual risks, including changing laws and regulations, developing interpretations of them, and increased scrutiny by regulators and law enforcement authorities. Regulatory frameworks governing artificial intelligence and automated decision-making are evolving. Changes in regulations could impact the Adviser’s use of Wendal and TeamPrint, necessitating modifications to these tools that could be costly or result in interruptions in their use. These risks and their potential consequences are often difficult or impossible to predict, avoid, or mitigate in advance and might make some investments unavailable to the Fund. The effect on the Fund, the Adviser, or any affiliate of any such legal risk, litigation, or regulatory action could be substantial and adverse. In addition, any litigation may consume substantial amounts of the Adviser’s time and attention. That time and the devotion of resources to litigation may, at times, be disproportionate to the amounts at stake.

General Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Market Conditions Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have disrupted the global markets, periods of reduced liquidity, and greater volatility. These volatile and often difficult global market conditions have episodically adversely affected the market values of equity and other securities. This volatility may continue, and conditions could deteriorate even further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration, or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Major public health issues, such as COVID-19, as well as natural disasters, armed conflicts, and terrorist attacks, have, at times, and may in the future, impact the Fund. The COVID-19 pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could adversely impact the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines, and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity, or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic, and capital markets environment, and future developments in these and other areas present uncertainty and risk concerning the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.

In early 2022, Russia commenced a military invasion of Ukraine. In response, countries worldwide, including the United States, have imposed sanctions against Russia on certain businesses and individuals, including, but not limited to, those in the banking, import, and export sectors. This invasion has led to, and for an unknown period, may continue to lead to, disruptions in local, regional, national, and global markets and economies. The invasion of Ukraine has caused and may continue to cause, political, social, and economic disruptions and uncertainties, as well as material increases in certain commodity prices that may affect the Fund’s business operations or the business operations of portfolio companies.

General fluctuations in the market prices of securities and interest rates may affect the value of portfolio investments or increase the risks associated with an investment in the Fund. There can be no assurances that conditions in the global financial markets will not change to the detriment of the Fund’s investments and investment strategy. The continuing negative impact on economic fundamentals and consumer and business confidence would likely further increase market volatility and reduce liquidity, both of which could adversely affect the access to capital, ability to utilize leverage, or overall performance of the Fund or one or more of its portfolio companies and these or similar events may affect the ability of the Fund to execute its investment strategy.

Failure of Financial Institutions and Sustained Financial Market Illiquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure of Financial Institutions and Sustained Financial Market Illiquidity. The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity or illiquidity at the clearing, cash management, and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Fund’s underlying investments have a commercial relationship could adversely affect, among other things, the Fund and/or the Fund’s underlying investments’ ability to pursue key strategic initiatives, including by affecting the Fund’s ability to borrow from financial institutions on favorable terms.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security Risk. With the increased use of technologies like the Internet to conduct business, the Fund and its service providers are susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the Adviser or other Fund service providers (including, but not limited to, fund accountants, custodians, transfer agents, and administrators) and the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred to prevent any cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. As a result, the Fund or its shareholders could be negatively impacted.

Certain Fund service providers and third-party hosts, including the Fund’s Administrator, may process, store, and/or transmit information such as investors’ bank information, social security numbers, and other personally identifiable sensitive data that is submitted. The Fund has procedures and systems that it believes are reasonably designed to protect this sensitive information and prevent data losses and security breaches. However, these measures cannot provide absolute security. Any accidental or willful security breach or other unauthorized access could cause shareholders’ secure information to be stolen and used for criminal purposes, and shareholders would be subject to increased risk of fraud or identity theft. Because techniques used to obtain unauthorized access or sabotage systems change frequently and generally are not recognized until they are launched against a target, we, and the third-party hosting facilities we use may be unable to anticipate these techniques or implement adequate preventative measures. Any security breach, whether actual or perceived, could harm the Fund’s reputation, resulting in the potential loss of investors and adversely affecting the value of a shareholder’s investment in the Fund.

Opinions and Forward-Looking Statements May Not Be Correct [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Opinions and Forward-Looking Statements May Not Be Correct. This Prospectus and the Fund’s marketing materials may contain many opinions and forward-looking statements about the direction and future performance of venture capital markets and venture capital secondaries and co-investment markets, the relative merits of various investment strategies and investment firms, and the capabilities and competitive strength of the Adviser and the Fund. These statements include predictions, statements of belief, and expectation and may include the use of qualitative terms such as “best-of-class,” “superior,” and “top-tier.” Investors should understand that such statements represent the current views of the Adviser or other third-party sources, that other market participants might have differing views, and that the actual events, including the actual future performance of the venture capital market and venture capital secondaries and co-investment markets and the Fund, could differ sharply from the opinions and forward-looking statements contained in the Fund’s Prospectus and marketing materials. Any such departures could materially affect the performance of the Fund. In addition, the Adviser has not independently verified any of the information provided by third-party sources and cannot ensure its accuracy. For all the reasons set above and others, prospective investors are cautioned not to rely on opinions, statements, and performance.

Venture Capital Investing Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Capital Investing Risks. While venture capital investments offer the opportunity for significant gains, these investments also involve an extremely high degree of business and financial risk and can result in substantial losses. There generally will be little or no publicly available information regarding the status and prospects of Portfolio Companies. For example, Portfolio Companies will not be subject to SEC reporting requirements, will not be required to maintain accounting records in accordance with U.S. GAAP, and are generally not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition, and results of operations of the Portfolio Companies in which the Fund invests. Many investment decisions by the Adviser will depend upon the ability to obtain relevant information from non-public sources, and the Adviser may be required to make decisions without complete information or in reliance upon information provided by third parties that is impossible or impracticable to verify.

Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and the reduction or loss of the Fund’s investment. Portfolio Companies are also more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation, or termination of one or more of these persons could have a material adverse impact on a Portfolio Company and, in turn, on the Fund. At the time of the Fund’s investment, a Portfolio Company may lack one or more key attributes (e.g., proven technology, marketable product, complete management team, or strategic alliances) necessary for success. In most cases, investments will be long term and may require many years from the date of initial investment before disposition.

The marketability and value of each Portfolio Company investment will depend upon many factors beyond the Adviser’s control. Portfolio Companies may have substantial variations in operating results from period to period, face intense competition, and experience failures or substantial declines in value at any stage. The public market for startup and emerging growth companies is extremely volatile. Such volatility may adversely affect the development of Portfolio Companies, the ability of the Fund to dispose of investments and the value of investment securities on the date of sale or distribution by the Fund. In particular, the receptiveness of the public market to initial public offerings by the Fund’s Portfolio Companies may vary dramatically from period to period. An otherwise successful Portfolio Company may yield poor investment returns if it cannot consummate an initial public offering at the proper time. Even if a Portfolio Company effects a successful public offering, the Portfolio Company’s securities may be subject to contractual “lock-up,” securities law, or other restrictions, which may, for a material period, prevent the Fund from disposing of such securities. Similarly, the receptiveness of potential acquirers to the Fund’s Portfolio Companies will vary over time, and even if a Portfolio Company investment is disposed of via a merger, consolidation, or similar transaction, the Fund's stock, security, or other interests in the surviving entity may not be marketable. There can be no guarantee that any Portfolio Company investment will result in a liquidity event via public offering, merger, acquisition, or otherwise. The investments made by the Fund will be illiquid and difficult to value, and there will be little or no collateral to protect an investment once made.

Following its initial investment in a given Portfolio Company, the Fund may decide to provide additional funds to such portfolio company or may have the opportunity or otherwise need to increase its investment in a Portfolio Company. There is no assurance that the Fund will have the opportunity to make follow-on investments, will make follow-on investments, or will have sufficient available funds to make follow-on investments. Any decision by the Fund not to make follow-on investments or its inability to make such investments may have a substantial negative effect on a Portfolio Company in need of such additional capital or may result in a lost opportunity for the Fund to increase its participation in a successful operation.

Co-Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Co-Investment Risk. It is anticipated that the Fund will co-invest in Portfolio Companies sourced by third-party investors unaffiliated with either the Fund or its affiliates, such as private venture capital funds. The Fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of the lead investor in the transaction. To the extent that the lead investor in such a co-investment opportunity assumes control of the management of the Portfolio Company, the Fund will be reliant not only upon the lead investor’s ability to research, analyze, negotiate, and monitor such investments but also on the lead investor’s ability to successfully oversee the operation of the company’s business. The Fund’s ability to dispose of such investments is typically severely limited because the securities are unregistered and illiquid and by contractual restrictions that may preclude the Fund from selling such investments. Often, the Fund may exit such investment only in a transaction, such as an initial public offering or sale of the company, on terms arranged by the lead investor. Such investments may be subject to additional valuation risk, as the Fund’s ability to accurately determine the fair value of the investment may depend upon the receipt of information from the lead investor. The valuation assigned to such an investment by applying the Fund’s valuation procedures may differ from the valuation assigned to that investment by other co-investors. In some cases, the Fund may pay fees such as placement fees, management fees, administrative fees, and/or performance fees to venture capital fund sponsors in connection with a co-investment transaction in which the Fund participates, which fees would be in addition to the fees charged to the Fund by the Adviser and would be indirectly borne by investors in the Fund.

Follow-On Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Follow-On Investment Risk. The Fund’s investments in Portfolio Companies may require follow-on investments. The Fund may be required to provide follow-on funding for its Portfolio Companies or have the opportunity to make additional investments in such Portfolio Companies. There can be no assurance that the Fund will have sufficient funds to make such additional investments. Any decision by the Fund not to make follow-on investments or its inability to make them may have a negative impact on a Portfolio Company in need of such an investment, which could, in turn, have a negative effect on the Fund’s returns. To the extent the Fund does not participate in a follow-on investment (which may be due to a number of factors, including not having sufficient uncommitted capital reserves to make the investment or restrictions under the Investment Company Act), then the Fund’s interest in the Portfolio Company may be diluted or subordinated to the new capital being invested.

Private Company Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Company Risks. Investments in start-up and growth-stage private companies (Portfolio Companies) involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. The Fund may not be able to sell such investments when the Adviser deems it appropriate to do so because they are not publicly traded. As such, these investments are considered illiquid until a company’s public offering (which may never occur). They are often subject to additional contractual restrictions on resale following any public offering that may prevent the Fund from selling its shares of these companies for some time. Market conditions, developments within a company, investor perception, or regulatory decisions may adversely affect a late-stage Portfolio Company and delay or prevent such a company from offering its securities to the public. Even if a Portfolio Company does issue shares in an initial public offering, initial public offerings are risky and volatile. They may cause the value of the Fund’s investment to decrease significantly. In addition:

•	Complex Capital Structures. The types of private companies the Fund seeks to invest in frequently have much more complex capital structures than traditional publicly traded companies. They may have multiple classes of equity securities with differing rights, including rights concerning voting and distributions. In addition, it is often difficult to obtain information concerning private companies’ capital structures, and even where the Adviser can obtain such information, there can be no assurance that the information is complete or accurate. In certain cases, private companies may also have preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly when the Adviser has limited information concerning such capital structures. There can be no assurance that the Fund can adequately evaluate the relative risks and benefits of investing in a particular class of a Portfolio Company’s equity securities. Any failure on the Adviser’s part to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause the Fund to lose part or all of its investment, which in turn could have a material and adverse effect on the Fund’s performance.

•	Drag-Along Rights. The Portfolio Company securities the Fund acquires (or into which they are convertible) may be subject to drag-along rights, a standard term in a stock purchase agreement that permits a majority stockholder in a company to force minority stockholders to join in the sale of the company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force the Fund to liquidate its position in a Portfolio Company at a specified price, which could be, in the Adviser’s opinion, inadequate or undesirable or even below the cost at which the Fund acquired the investment. In this event, the Fund could realize a loss or fail to realize a gain in an amount the Adviser deems appropriate for the investment. Accordingly, the Fund may not be able to realize gains from its investments, and any gains it does realize on the disposition of any investments may not be sufficient to offset any other losses it experiences.

Concentration and Sector Focus Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration and Sector Focus Risks. The Fund will concentrate its investments in the technology industry and may focus its investments in securities of a particular sector, such as consumer discretionary. Economic, legislative, or regulatory developments may occur that significantly affect the industry or sector. This may cause the NAV to fluctuate more than that of a fund that does not focus on a particular industry or sector.

•	Technology. Technology companies, including information technology, software, and technology hardware and equipment companies, face intense competition, both domestically and internationally, which may have an adverse effect on a company’s profit margins. Technology companies may have limited product lines, markets, financial resources, or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, aggressive pricing, changes in demand, and competition to attract and retain the services of qualified personnel. Companies in the technology sector are heavily dependent on patents and other intellectual property rights. A technology company’s loss or impairment of these rights may adversely affect the company’s profitability. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. The technology sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors. Companies in the application software industry, in particular, may also be negatively affected by the risk that subscription renewal rates for their products and services decline or fluctuate, leading to declining revenues. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions, and other remediation costs. Companies in the computer software industry may also be affected by the availability and price of computer software technology components.

•	Consumer Discretionary. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics, and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Publicly Traded Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Publicly Traded Equity Securities Risk. Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. Common stocks of companies that operate in certain sectors or industries tend to experience greater volatility than companies that operate in other sectors or industries or the broader equity markets. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. A common stock may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons that directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets, and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market, and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates as the cost of capital rises and borrowing costs increase. Common equity securities in which the Fund may invest are structurally subordinated to preferred stock, bonds, and other debt instruments in a company’s capital structure in terms of priority to corporate income and are, therefore, inherently more risky than preferred stock or debt instruments of such issuers.

Other Investment Companies Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Companies Risks. To the extent that the Fund invests in these other investment companies, such as mutual funds, exchange-traded funds, and money market funds, there will be some duplication of expenses because the Fund will bear its pro rata portion of such funds’ management fees and operational expenses in addition to the Fund’s own management fees and operational expenses. There is no assurance that another investment company’s investment objectives will be achieved, and these investments can lose money. The other investment companies in which the Fund may invest are subject to investment advisory and other expenses, which the Fund will indirectly pay. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the other investment companies. Also, it may be higher than other funds that invest directly in securities. The other investment companies are subject to specific risks, depending on the nature of the specific other investment company. The Fund’s performance depends in part upon the performance of the other investment company managers and selected strategies, the adherence by such other investment company managers to such selected strategies, the instruments used by such other investment company managers, and the Adviser’s ability to select other investment company managers and strategies and effectively allocate Fund assets among them.

Certain money market funds that operate per Rule 2a-7 under the Investment Company Act float their NAV. In contrast, others seek to reserve the value of investments at a stable NAV (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed, and the Fund can lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). Shares of ETFs trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Accordingly, the price the Fund pays or receives concerning buying or selling an ETF’s shares may be higher or lower than the NAV of those shares.

Illiquid Investments and Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Investments and Restricted Securities Risk. The Fund may invest without limitation in illiquid or less liquid investments or investments for which no secondary market is readily available, or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. In recent years, The financial markets have experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. Some investments could be sold only at arbitrary prices and with substantial losses during such periods. Periods of such market dislocation may occur again at any time.

Restricted securities may not be sold to the public without an effective registration statement under the Securities Act, or that may be sold only in a privately negotiated transaction or under an exemption from registration. For example, Rule 144A under the Securities Act provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers, such as the Fund. However, an insufficient number of qualified institutional buyers interested in purchasing the Rule 144A-eligible securities that the Fund holds could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. When registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses and considerable time may pass before the Fund is permitted to sell a security under an effective registration statement. If adverse market conditions develop during this period, the Fund might obtain a less favorable price than the price that prevailed when the Fund decided to sell. The Fund may be unable to sell restricted and other illiquid investments at opportune times or prices.

Minority Investor Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Minority Investor Risks. The Fund expects in all cases to be a minority investor when investing in Portfolio Companies and will not have the ability to control or influence the operations of such Portfolio Companies, nor will it have the right to remove the managers thereof. Rather, Fund will rely on the existing management and boards of directors of such companies, which may include representatives of other unaffiliated investors whose interests may sometimes conflict with the Fund’s interests. The Fund could, therefore, be adversely affected by actions taken by management or any holders of a majority in interest of the Portfolio Companies in which it invests.

Non-U.S. Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Investments Risk. Non-U.S. securities involve certain factors not typically associated with investing in U.S. securities, including risks relating to: (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various foreign currencies in which foreign investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) inflation matters, including rapid fluctuations in inflation rates; (iii) differences between the U.S. and foreign securities markets, including potential price volatility in and relative liquidity of some foreign securities markets, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and the potential of less government supervision and regulation; (iv) economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; (v) the possible imposition of foreign taxes on income and gains recognized with respect to such securities; and (vi) difficulties in enforcing legal judgements in foreign courts.

Laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation, might not adversely affect an investment by the Fund.

In addition, settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations may also involve certain risks (such as delays in payment for or delivery of securities) not typically associated with settling U.S. investments. Communications between the United States and foreign countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities, and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines, or if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk. Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and, therefore, affect the value of securities denominated in such currencies, which means that the Fund’s NAV could decline due to changes in the exchange rates between foreign currencies and the U.S. dollar. It is also possible that the Fund’s NAV could decline due to currency fluctuations between the date of tender and the repurchase pricing date if the Fund has invested a portion of its portfolio in foreign markets. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on currency transferability, repatriation, or convertibility.

Secondary Investments Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Investments Risks. The Fund may acquire interests in Portfolio Companies from third-party holders of these interests in secondary transactions (“Secondary Investments”). In many cases, the economic, financial, and other information available to and used by the Adviser in selecting and structuring Secondary Investments may have been prepared by the sponsor of the Secondary Investment, may be incomplete or unreliable, and/or may not be verifiable by the Adviser. The Fund will also not have the opportunity to negotiate the terms of Secondary Investments, including any special rights or privileges. Valuation of Secondary Investments may be difficult because there will be no established market for such interests. Moreover, the purchase price of Secondary Investments will be subject to negotiation with the sellers of such interests. It may, in certain cases, include the Fund’s assumption of certain contingent liabilities. The Fund's overall performance may depend in part on the accuracy of the information available to the Adviser, the acquisition price paid by the Fund for the Secondary Investments, the structure of such acquisitions, and the Fund’s ultimate exposure to any assumed liabilities.

The Fund may have the opportunity to acquire a portfolio of Secondary Investments from a seller on an “all or nothing” basis. Certain of the Secondary Investments in the portfolio may be less attractive than others, and certain of the sponsors of such Secondary Investments may be more familiar to the Fund than others or may be more experienced or highly regarded. In such cases, it may not be possible for the Fund to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal, or other reasons) less attractive.

When the Fund acquires an interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the investment and, subsequently, that investment recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such investment. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the investment, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks, including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Due Diligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Due Diligence Risk. The Adviser seeks to conduct reasonable and appropriate analysis and due diligence concerning investment opportunities. Due diligence may entail the evaluation of important and complex business, financial, tax, accounting, environmental, and legal issues. Outside consultants, legal advisors, accountants, investment banks, and other third parties may be involved in the due diligence process to varying degrees depending on the type of investment and the costs the Fund bears. The involvement of third-party advisors or consultants may present several risks primarily relating to the Adviser’s reduced control of the outsourced functions. In addition, if the Adviser cannot engage third-party providers promptly, its ability to evaluate and acquire more complex targets could be adversely affected.

When conducting due diligence and assessing an investment opportunity, the Adviser relies on available resources, including information provided by the management of Portfolio Companies and, in some circumstances, third-party investigations. When co-investing with other investors, the Adviser may rely on due diligence and information provided by co-investors. The Adviser’s due diligence process may not reveal all the facts that may be relevant in connection with an investment made by the Fund. In some cases, only limited information is available about a Portfolio Company in which the Adviser is considering an investment. There can be no assurance that the due diligence investigations undertaken by the Adviser will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating a particular investment opportunity, or that the Adviser’s due diligence will result in an investment being successful.

In the event of fraud by any Portfolio Company or its management or affiliates, the Fund may suffer a partial or total loss of capital invested in that Portfolio Company. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. An additional concern is the possibility of material misrepresentation or omission on the part of the Fund investment or the seller of a Secondary Investment. Such inaccuracy or incompleteness may adversely affect the value of that investment. The Fund will rely upon the accuracy and completeness of representations made by Portfolio Companies, and/or their current or former owners or management, in the due diligence process to the extent reasonable when it makes its investments but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

Expedited Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Expedited Transactions. The Adviser may sometimes be required to perform investment analyses and make investment decisions expeditiously to take advantage of certain investment opportunities. In such cases, the information available to the Adviser at the time of an investment decision may be limited and the Adviser may not have access to detailed information regarding the investment opportunity, in each case, to an extent that may not otherwise be the case had the Adviser been afforded more time to evaluate the investment opportunity. Therefore, no assurance can be given that the Adviser will know all circumstances that may adversely affect an investment.

Indemnification Of Fund Investments Managers And Others [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Fund Investments, Managers and Others. The Fund may agree to indemnify certain of its investments and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of the particular company. Indemnification from the sellers of Secondary Investments may be required as a condition to purchasing such securities. If the Fund were required to make payments (or return distributions) for any such indemnity, the Fund could be materially adversely affected.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1209 Orange Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
Contact Personnel Name	Corporation Trust Center

[1]	A 2.00% early repurchase fee payable to the Fund applies to Shares tendered to and repurchased by the Fund within the first 365 days the shareholder held the shares. Shares held for over 365 days are not subject to any repurchase fee.
[2]	The Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct Operating Expenses incurred by the Fund. The Acquired Fund Fees and Expenses are estimated for the Fund’s first fiscal year.
[3]	Other expenses are based on estimated amounts for the Fund’s first fiscal year and include, but are not limited to, all initial and ongoing Fund offering expenses, valuation, custody, transfer agency and administration, accounting, legal, and auditing fees of the Fund for its first fiscal year.
[4]	The Adviser has contractually agreed to waive its management fee and reimburse Fund expenses to the extent necessary so that the Fund’s total annual Operating Expenses (which exclude any taxes, interest, shareholder services fees pursuant to a shareholder services plan, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) do not exceed 2.65% of the Fund’s average daily net assets attributable to Class I Shares. The Adviser is entitled to seek reimbursement from the Fund of management fees waived and Fund expenses paid or reimbursed by the Adviser for a period ending three years after such waiver, payment, or reimbursement, provided the repayments do not cause the Fund’s Operating Expenses to exceed the expense limitation in place at the time the management fees were waived and the Fund expenses were paid or reimbursed, or any expense limitation in place at the time the Fund would repay the Adviser, whichever is lower. Unless the Board approves its earlier termination, this contractual expense limitation will remain in effect through September 30, 2025.